DEPOSITS (Details) $ in Millions	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Interest bearing:
Public sector	€ 2,631,000,000		€ 2,835,000,000
Private sector:
Corporations	4,596,000,000		4,529,000,000
Individuals	31,426,000,000		31,148,000,000
Interbank	13,073,000,000		24,722,000,000
Total interest bearing deposits	51,726,000,000	$ 56,353	63,234,000,000	[1]
Non-interest bearing:
Public sector	194,000,000		167,000,000
Private sector:
Corporations	1,077,000,000		1,109,000,000
Individuals	386,000,000		329,000,000
Interbank	68,000,000		49,000,000
Total non-interest bearing deposits	1,725,000,000	1,879	1,654,000,000	[1]
Total:
Public sector	2,825,000,000		3,002,000,000
Private sector:
Corporations	5,673,000,000		5,638,000,000
Individuals	31,812,000,000		31,477,000,000
Interbank	13,141,000,000		24,771,000,000
Total deposits	53,451,000,000	$ 58,232	64,888,000,000	[1]
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000	91,790
The aggregate amount of short-term certificates of deposit	27,000,000		24,000,000
Interest bearing deposits with scheduled maturities in excess of one year.	896,000,000		352,000,000
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.	527,000,000		2,000,000
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.	6,708,000,000		12,529,000,000
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits	4,000,000		0
Funding from the Emergency Liquidity Assistance (ELA) which is Included in domestic interest bearing deposits.	5,600,000,000		11,500,000,000
Amount of deposits transferred by Cooperative Bank of Peloponnese Coop Ltd	95,000,000
Greek Residents Deposits [Member]
Interest bearing:
Public sector	2,623,000,000		2,825,000,000
Private sector:
Corporations	3,836,000,000		3,661,000,000
Individuals	28,850,000,000		28,605,000,000
Interbank	12,444,000,000		24,160,000,000
Total interest bearing deposits	47,753,000,000		59,251,000,000
Non-interest bearing:
Public sector	189,000,000		165,000,000
Private sector:
Corporations	943,000,000		966,000,000
Individuals	171,000,000		146,000,000
Interbank	31,000,000		24,000,000
Total non-interest bearing deposits	1,334,000,000		1,301,000,000
Total:
Public sector	2,812,000,000		2,990,000,000
Private sector:
Corporations	4,779,000,000		4,627,000,000
Individuals	29,021,000,000		28,751,000,000
Interbank	12,475,000,000		24,184,000,000
Total deposits	49,087,000,000		60,552,000,000
Foreign Deposits [Member]
Interest bearing:
Public sector	8,000,000		10,000,000
Private sector:
Corporations	760,000,000		868,000,000
Individuals	2,576,000,000		2,543,000,000
Interbank	629,000,000		562,000,000
Total interest bearing deposits	3,973,000,000		3,983,000,000
Non-interest bearing:
Public sector	5,000,000		2,000,000
Private sector:
Corporations	134,000,000		143,000,000
Individuals	215,000,000		183,000,000
Interbank	37,000,000		25,000,000
Total non-interest bearing deposits	391,000,000		353,000,000
Total:
Public sector	13,000,000		12,000,000
Private sector:
Corporations	894,000,000		1,011,000,000
Individuals	2,791,000,000		2,726,000,000
Interbank	666,000,000		587,000,000
Total deposits	€ 4,364,000,000		€ 4,336,000,000

[1]	Please see Note 43 for information regarding the restatement